Convertible Promissory Notes (Schedule of Convertible Promissory Notes) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Convertible debt	$ 1,050,000	$ 1,050,000	$ 1,166,000
Less: Debt discount from beneficial conversion feature	299,742	367,425	804,993
Convertible debt, net of discount	750,258	682,575	361,007
Less: Current portion	95,631	60,703	46,040
Non-current portion	654,627	621,872	314,967
Vantage Associates SA Note One [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Date of Note	Apr. 15, 2011	Apr. 15, 2011
Maturity Date	Apr. 15, 2016	Apr. 15, 2016
Loan Amount	150,000	150,000
Interest Rate (p.a.)	5.00%	5.00%
Convertible Number of stock	600,000	600,000
Convertible debt	150,000	150,000	150,000
Empa Trading Ltd. [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Date of Note	Jun. 05, 2011	Jun. 05, 2011
Maturity Date	Jun. 05, 2016	Jun. 05, 2016
Loan Amount	100,000	100,000
Interest Rate (p.a.)	5.00%	5.00%
Convertible Number of stock	400,000	400,000
Convertible debt	100,000	100,000	100,000
First Capital A.G. Note One [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Date of Note	Jul. 14, 2011	Jul. 14, 2011
Maturity Date	Jul. 14, 2016	Jul. 14, 2016
Loan Amount	150,000	150,000
Interest Rate (p.a.)	5.00%	5.00%
Convertible Number of stock	600,000	600,000
Convertible debt	150,000	150,000	150,000
First Capital A.G. Note Two [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Date of Note	Sep. 09, 2011	Sep. 09, 2011
Maturity Date	Sep. 09, 2016	Sep. 09, 2016
Loan Amount	200,000	200,000
Interest Rate (p.a.)	5.00%	5.00%
Convertible Number of stock	800,000	800,000
Convertible debt	200,000	200,000	200,000
Vantage Associates SA Note Two [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Date of Note	Sep. 09, 2011	Sep. 09, 2011
Maturity Date	Sep. 09, 2016	Sep. 09, 2016
Loan Amount	200,000	200,000
Interest Rate (p.a.)	5.00%	5.00%
Convertible Number of stock	800,000	800,000
Convertible debt	200,000	200,000	200,000
Vantage Associates SA Note Three [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Date of Note	Oct. 27, 2011	Oct. 27, 2011
Maturity Date	Oct. 27, 2016	Oct. 27, 2016
Loan Amount	50,000	50,000
Interest Rate (p.a.)	5.00%	5.00%
Convertible Number of stock	200,000	200,000
Convertible debt	50,000	50,000	50,000
First Capital A.G. Note Three [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Date of Note	Dec. 01, 2011	Dec. 01, 2011
Maturity Date	Dec. 01, 2016	Dec. 01, 2016
Loan Amount	50,000	50,000
Interest Rate (p.a.)	5.00%	5.00%
Convertible Number of stock	200,000	200,000
Convertible debt	50,000	50,000	50,000
First Capital A.G. Note Four [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Date of Note	Jan. 23, 2012	Jan. 23, 2012
Maturity Date	Jan. 23, 2017	Jan. 23, 2017
Loan Amount	50,000	50,000
Interest Rate (p.a.)	5.00%	5.00%
Convertible Number of stock	200,000	200,000
Convertible debt	50,000	50,000	50,000
First Capital A.G. Note Five [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Date of Note	Apr. 25, 2012	Apr. 25, 2012
Maturity Date	Apr. 25, 2014	Apr. 25, 2014
Loan Amount	100,000	100,000
Interest Rate (p.a.)	5.00%	5.00%
Convertible Number of stock	717,283	717,283
Convertible debt	100,000	100,000	100,000
Asher Enterprises, Inc. Note One [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Date of Note		Jul. 27, 2012
Maturity Date		Apr. 13, 2013
Loan Amount		63,000
Interest Rate (p.a.)		8.00%
Convertible Number of stock
Convertible debt			63,000
Asher Enterprises, Inc. Note Two [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Date of Note		Oct. 01, 2012
Maturity Date		Jul. 17, 2013
Loan Amount		53,000
Interest Rate (p.a.)		8.00%
Convertible Number of stock
Convertible debt			$ 53,000